40. OPERATIONS IN HYDROCARBON CONSORTIUMS (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operations In Hydrocarbon Consortiums Details 1
Exploratory well costs, beginning	$ 274	$ 113	$ 30
Increase for subsidiaries acquisition	0	227	0
Increases	196	102	86
Transferred to development	(177)	(57)	0
Loss of the year	(27)	(111)	(3)
Exploratory well costs, ending	$ 266	$ 274	$ 113
Number of wells at the end of the year	7	7	6